MERRILL LYNCH
ASSET GROWTH
FUND, INC.



[FUND LOGO]
STRATEGIC
        Performance



Semi-Annual Report
February 28, 1997



Officers and Directors

Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Thomas R. Robinson, Vice President
    and Senior Portfolio Manager
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian

The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Asset
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                          #18241 -- 2/97


[RECYCLED LOGO OMITTED]
Printed on post-consumer recycled paper



Merrill Lynch Asset Growth Fund, Inc.


Worldwide
Investments as of
February 28, 1997

Percent Breakdown of
Stocks & Fixed-Income                  Percent of
Securities by Country                  Net Assets

United States*                           49.9%
Japan                                     8.6
United Kingdom                            5.0
Germany                                   4.1
France                                    3.7
Sweden                                    3.1
Italy                                     2.5
Argentina                                 2.4
Mexico                                    2.2
Spain                                     2.2
Switzerland                               2.1
Canada                                    1.9
Brazil                                    1.9
Hong Kong                                 1.6
Denmark                                   1.3
Finland                                   1.3
Indonesia                                 0.8
Philippines                               0.7
Netherlands                               0.7
South Africa                              0.6
Norway                                    0.4
South Korea                               0.1
                                         ----
Total                                    97.1%
                                         ====

* Includes investments in short-term securities.


Ten Largest Industries                 Percent of
(Equity Investments)                   Net Assets

Banking                                   6.4%
Telecommunications                        5.2
Computer Services & Software              3.8
Pharmaceuticals                           3.8
Insurance                                 3.5
Petroleum                                 3.3
Financial Services                        3.3
Beverages                                 2.9
Chemicals                                 2.5
Electrical Equipment                      2.3


                             Country     Percent
Ten Largest Holdings           of        of Net
(Equity Investments)         Origin      Assets

Telecomunicacoes
Brasileiras S.A. -
Telebras (ADR)               Brazil       1.0%
Kimberly-Clark Corp.         US           1.0
Scor S.A.                    France       0.9
Edison International         US           0.9
Brunswick Corporation        US           0.9
Companhia Cervejaria
Brahma S.A. PN
(Preferred)                  Brazil       0.9
Vodafone Group PLC           UK           0.9
Sears, Roebuck & Co.         US           0.9
El Paso Natural Gas Co.      US           0.9
Yacimientos
Petroliferos Fiscales
S.A. (ADR)                   Argentina    0.9



                Merrill Lynch Asset Growth Fund, Inc., February 28, 1997

DEAR SHAREHOLDER

There was a relatively benign economic environment as 1996 drew to a close, a trend which continued into the first months of 1997. Inflation remains low, the pace of economic activity is moderate, and trends in corporate earnings generally still appear to be favorable, although the rate of increase in profits will probably be slower in 1997 than in previous years.

On balance, US economic fundamentals appear to be the most positive they have been for many years. However, the dilemma facing investors is how long the economic expansion can continue at a steady, noninflationary pace. At this late stage of the current economic recovery, investor expectations can quickly change from positive to negative with the release of surprising economic results. This tendency was illustrated in the stock and bond market volatility sparked by Federal Reserve Board Chairman Alan Greenspan's Humphrey-Hawkins testimony before Congress in late February. Investors interpreted Chairman Greenspan's comments as indicative of a tightening in monetary policy, although stock and bond prices did stabilize subsequently. Continued steady, noninflationary economic growth would be very positive for the stock and bond markets in the new year, provided that it is not accompanied by successive preemptive moves by the Federal Reserve Board to raise interest rates to quell potential inflationary forces.

On the international front, the US dollar continued its strong advance relative to the yen and the Deutschemark, raising concerns about the outlook for US trade. In early February, the leading industrialized nations expressed apparent agreement that it was time to seek a lower dollar and less volatility in the foreign exchange markets. It remains to be seen whether these stated intentions will be acted upon, or if the US dollar continues to rise relative to other major currencies.

Portfolio Matters
As of February 28, 1997, the asset allocation for Merrill Lynch Asset Growth Fund, Inc. was: US stocks, 41.5%; foreign stocks, 38.1%; US bonds, 4.4%; foreign bonds, 9.1%; and cash reserves, 4.0%. Equity representation in the United States, Europe and Latin America contributed positively to performance during the three-month and twelve-month periods ended February 28, 1997. US and foreign bonds provided returns well below those of US stocks during the same periods.

Our allocation of assets to US stocks has not changed significantly in recent months. The largest portfolio concentrations remain in the technology, financial services and healthcare sectors. We expect these areas to continue to provide above-average relative performance given the potential for well-positioned companies to exhibit favorable earnings patterns in upcoming quarters. In view of this outlook, we concentrated new investments in these areas during the six-month period ended February 28, 1997. Additions to the portfolio included: Cabletron Systems, Inc. in the technology sector; BankAmerica Corp., Countrywide Credit Industries Inc., First USA Inc., MGIC Investment Corp., and Travelers Group, Inc. in the financial services sector; and American Home Products Corporation in the healthcare sector.

In the foreign equity sector, we liquidated a number of positions which had performed well and where the reward/risk relationships no longer appeared attractive. Investments sold on this basis included Kimberly-Clark de Mexico, S.A. de C.V., Nokia Corp., Northern Telecommunications Ltd., Petroleo Brasileiro S.A. (Petrobras) and Societa Finanziara Telefonica S.p.A. (STET). In addition, we established new positions in companies which were laggard performers and where upside potential appeared significant. Commitments made on this basis included RTZ Corporation PLC and De Beers Consolidated Mines Ltd. Other new investment positions included Roche Holding AG and Mondadori (Arnoldo) Editore S.p.A.

The Fund's country allocations did not materially change during the February period. However, while the size of the Japanese equity position remained well below the Morgan Stanley Capital International World Index benchmark, we modestly increased the size of the position by buying shares of Sony Corporation. Europe remained well represented, while significant positions were maintained in Latin America and Canada. We continued to maintain a limited commitment to the emerging markets of Asia.

Among the fixed-income holdings, we eliminated the commitment to Canadian bonds in favor of an increased allocation to European bond markets during the three-month period ended February 28, 1997. Within Europe, the German bond holding was enlarged and positions initiated in French and Spanish bonds. We also sold the portfolio's UK obligations because we expect the strength of the US dollar exhibited in previous months to continue relative to European currencies, as well as the Japanese yen. In view of this outlook, we enlarged our hedged positions back into US dollars to include all the European bond and Japanese equity holdings and the majority of the European equity holdings. During February, we began to extend the average duration of the US bond holdings because we expect that the back-up in US interest rates of prior months will end soon.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/THOMAS R. ROBINSON
Thomas R. Robinson
Vice President and
Senior Portfolio Manager

/S/JOEL HEYMSFELD
Joel Heymsfeld
Portfolio Manager


April 4, 1997



PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

(bullet) Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

(bullet) Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

(bullet) Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

(bullet) Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Recent Performance Results*


                                                                            12 Month     3 Month
                                        2/28/97     11/30/96     2/29/96    % Change     % Change
Class A Shares                          $11.34       $11.26      $10.06     +12.72%     +0.71%
Class B Shares                           11.32        11.19       10.07     +12.41%     +1.16
Class C Shares                           11.26        11.14       10.03     +12.26%     +1.08
Class D Shares                           11.36        11.23       10.05     +13.03%     +1.16
Class A Shares - Total Return                                               +14.43%(1)  +2.23(1)
Class B Shares - Total Return                                               +13.24%(2)  +1.91(2)
Class C Shares - Total Return                                               +13.20%(3)  +1.92(3)
Class D Shares - Total Return                                               +14.14%(4)  +2.15(4)

*   Investment results shown do not reflect sales charges; results would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $0.163 per share ordinary income dividends.
(2) Percent change includes reinvestment of $0.080 per share ordinary income dividends.
(3) Percent change includes reinvestment of $0.090 per share ordinary income dividends.
(4) Percent change includes reinvestment of $0.106 per share ordinary income dividends.






Performance Summary -- Class A Shares

                            Net Asset Value    Capital Gains   Dividends
Period Covered            Beginning    Ending   Distributed     Paid*     % Change**
9/02/94 -- 12/31/94       $10.00       $9.33        --         $0.038     - 6.31%
1995                        9.33        9.80        --          0.226     + 7.49
1996                        9.80       10.97        --          0.163     +13.63
1/1/97 -- 2/28/97          10.97       11.34        --             --     + 3.37
                                                         Total $0.427
                                   Cumulative total return as of 2/28/97: +18.29%**






Performance Summary -- Class B Shares

                          Net Asset Value     Capital Gains   Dividends
Period Covered          Beginning    Ending    Distributed     Paid*     % Change***
9/02/94 -- 12/31/94     $10.00       $9.33         --          $0.009     - 6.61%
1995                      9.33        9.83         --           0.096     + 6.40
1996                      9.83       10.97         --           0.080     +12.42
1/1/97 -- 2/28/97        10.97       11.32         --              --     + 3.19
                                                         Total $0.185
                                   Cumulative total return as of 2/28/97: +15.27%***






Performance Summary -- Class C Shares

                          Net Asset Value     Capital Gains   Dividends
Period Covered          Beginning    Ending    Distributed     Paid*     % Change***
10/21/94 -- 12/31/94    $9.85        $9.32         --          $0.023    - 5.14%
1995                     9.32         9.79         --           0.120    + 6.34
1996                     9.79        10.92         --           0.090    +12.48
1/1/97 -- 2/28/97       10.92        11.26         --              --    + 3.11
                                                         Total $0.233
                                  Cumulative total return as of 2/28/97: +16.99%***






Performance Summary -- Class D Shares

                        Net Asset Value      Capital Gains    Dividends
Period Covered        Beginning    Ending     Distributed      Paid*     % Change**
10/21/94 -- 12/31/94   $9.86       $9.33          --           $0.036     - 5.01%
1995                    9.33        9.80          --            0.207     + 7.28
1996                    9.80       11.00          --            0.106     +13.35
1/1/97 -- 2/28/97      11.00       11.36          --               --     + 3.27
                                                         Total $0.349
                                   Cumulative total return as of 2/28/97: +19.28%**


*   Figures may include short-term capital gains distributions.
**  Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge;
    results would be lower if sales charge was included.
*** Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.




Average Annual Total Return

                       % Return Without        % Return With
                         Sales Charge          Sales Charge**
Class A Shares*
Year Ended 12/31/96         +13.63%                +7.67%
Inception (9/02/94)
through 12/31/96            + 5.96                 +3.53

*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.


                            % Return              % Return
                          Without CDSC           With CDSC**
Class B Shares*
Year Ended 12/31/96         +12.42%                +8.42%
Inception (9/02/94)
through 12/31/96            + 4.87                 +4.06

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.


                          % Return                % Return
                        Without CDSC             With CDSC**
Class C Shares*
Year Ended 12/31/96         +12.48%               +11.48%
Inception (10/21/94)
through 12/31/96            + 5.92                + 5.92

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                      % Return Without          % Return With
                       Sales Charge             Sales Charge**
Class D Shares*
Year Ended 12/31/96         +13.35%                +7.40%
Inception (10/21/94)
through 12/31/96            + 6.79                 +4.19

*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.




Merrill Lynch Asset Growth Fund, Inc.                 February 28, 1997


SCHEDULE OF INVESTMENTS                                                                                            (in US dollars)

                                       Shares                                                                 Value    Percent of
COUNTRY        Industries               Held                    Common Stocks                     Cost      (Note 1a)  Net Assets

Argentina    Banking                   3,570  Banco de Galicia y Buenos Aires S.A. (ADR)(a)     $73,342      $84,341       0.8%
                                       2,673  Banco Frances del Rio de la Plata S.A. (ADR)(a)    62,653       76,515       0.7
                                                                                             ----------  -----------    ------
                                                                                                135,995      160,856       1.5
             Petroleum                 3,600  Yacimientos Petroliferos Fiscales S.A. (ADR)(a)    81,316       96,300       0.9
                                              Total Common Stocks in Argentina                  217,311      257,156       2.4

Brazil       Beverages               150,000  Companhia Cervejaria Brahma S.A. PN (Preferred)    87,058      100,057       0.9
             Telecommunications        1,100  Telecomunicacoes Brasileiras S.A.-Telebras
                                              (ADR)(a)                                           65,044      106,700       1.0
                                              Total Common Stocks in Brazil                     152,102      206,757       1.9

Canada       Automobile Parts          1,200  Magna International, Inc.                          52,649       63,000       0.6
             Mining                    1,100  Potash Corp. of Saskatchewan, Inc.                 80,048       86,488       0.8
             Multi-Industry            2,400  Canadian Pacific, Ltd.                             42,744       59,400       0.5
                                              Total Common Stocks in Canada                     175,441      208,888       1.9

Finland      Paper & Forest Products   3,200  UPM-Kymmene OY                                     64,665       67,166       0.6
             Transportation            2,600  Finnlines OY                                       48,128       70,283       0.7
                                              Total Common Stocks in Finland                    112,793      137,449       1.3

France       Iron & Steel              4,100  Usinor-Sacilor S.A.                                68,506       63,315       0.6
             Reinsurance               2,400  Scor S.A.                                          89,982      101,079       0.9
             Semiconductor Capital     1,100  SGS-Thomson Microelectronics N.V.                  41,340       72,600       0.7
             Equipment                        (NY Registered Shares)
                                              Total Common Stocks in France                     199,828      236,994       2.2

Germany      Chemicals                   200  Henkel KGaA                                         8,891       10,231       0.1
                                       1,600  Henkel KGaA (Preferred)                            68,038       85,258       0.8
                                                                                             ----------  -----------    ------
                                                                                                 76,929       95,489       0.9
             Electrical Equipment      1,900  Siemens AG                                         86,269       96,012       0.9
             Footwear                    400  Puma AG                                            13,123       13,973       0.1
             Machinery & Equipment       160  Mannesmann AG                                      44,739       63,138       0.6
                                              Total Common Stocks in Germany                    221,060      268,612       2.5

Hong Kong    Banking                   3,200  HSBC Holdings PLC                                  51,510       78,107       0.7
             Telecommunications        5,500  Hong Kong Telecommunications Ltd. (ADR)(a)         92,580       95,563       0.9
                                              Total Common Stocks in Hong Kong                  144,090      173,670       1.6

Indonesia    Telecommunications        2,890  P.T. Indonesian Satellite Corp. (ADR)(a)          105,524       83,088       0.8
                                              Total Common Stocks in Indonesia                  105,524       83,088       0.8

Italy        Machinery                23,000  Danieli & C. Officine Meccaniche S.p.A.            67,768       87,651       0.8
             Publishing                7,000  Mondadori (Arnoldo) Editore S.p.A.                 59,094       45,772       0.4
                                              Total Common Stocks in Italy                      126,862      133,423       1.2

Japan        Building & Construction  10,000  Maeda Corp.                                       102,085       60,744       0.5
                                      12,000  Okumura Corp.                                      96,740       63,446       0.6
                                                                                             ----------  -----------    ------
                                                                                                198,825      124,190       1.1
             Capital Goods            10,000  Mitsubishi Heavy Industries, Ltd.                  80,780       72,015       0.7
             Consumer -- Electronics   4,000  Matsushita Electric Industrial Co., Ltd.           67,209       61,656       0.6
             Electrical Equipment     14,000  Mitsubishi Electric Co.                            93,847       78,661       0.7
             Electronics               1,000  Rohm Co., Ltd.                                     42,944       71,683       0.6
                                         600  Sony Corporation (ADR) (a)                         43,536       43,200       0.4
                                                                                             ----------  -----------    ------
                                                                                                 86,480      114,883       1.0
             Financial Services        4,000  Nomura Securities Co., Ltd.                        81,427       53,369       0.5
             Insurance                 8,000  Tokio Marine & Fire Insurance Co., Ltd.            94,559       76,241       0.7
             Pharmaceuticals           4,000  Eisai Co., Ltd.                                    70,601       74,915       0.7
             Photography               4,000  Canon, Inc.                                        75,063       83,534       0.8
             Textiles                 11,000  Toray Industries, Inc.                             71,494       63,628       0.6
             Tires & Rubber            5,000  Bridgestone Corporation                            86,184       89,500       0.8
             Warehouse & Storage       9,000  Mitsui-Soko Co., Ltd.                              73,996       49,896       0.4
                                              Total Common Stocks in Japan                    1,080,465      942,488       8.6

Mexico       Beverages                 1,400  Panamerican Beverages, Inc. (Class A)              56,898       78,925       0.7
             Multi-Industry            6,200  Grupo Carso, S.A. de C.V. (ADR)(a)                 98,670       69,750       0.7
             Telecommunications        2,300  Telefonos de Mexico, S.A. de C.V. (ADR)(a)         87,533       89,413       0.8
                                              Total Common Stocks in Mexico                     243,101      238,088       2.2

Netherlands  Banking                   1,100  ABN AMRO Holding N.V.                              61,651       78,960       0.7
                                              Total Common Stocks in the Netherlands             61,651       78,960       0.7

Norway       Cruise Lines             10,000  Color Line ASA                                     37,601       48,988       0.4
                                              Total Common Stocks in Norway                      37,601       48,988       0.4

Philippines  Beverages                21,200  San Miguel Corp. (Class B)                         74,672       78,996       0.7
                                              Total Common Stocks in the Philippines             74,672       78,996       0.7

South Africa Mining                    2,000  De Beers Consolidated Mines Ltd. (ADR)(a)          66,203       69,500       0.6
                                              Total Common Stocks in South Africa                66,203       69,500       0.6

South Korea  Engineering &             3,500  +Hyundai Engineering & Construction Co.,
             Construction                     Ltd. (GDR)(b)++                                    45,605       14,000       0.1
                                              Total Common Stocks in South Korea                 45,605       14,000       0.1

Spain        Petroleum                 2,200  Repsol S.A. (ADR)(a)                               70,920       83,600       0.8
                                              Total Common Stocks in Spain                       70,920       83,600       0.8

Sweden       Banking                   3,200  Sparbanken Sverige AB (Class A)                    40,252       63,197       0.6
             Investment Management     4,500  Bure Investment AB                                 37,938       60,348       0.5
                                              Total Common Stocks in Sweden                      78,190      123,545       1.1

Switzerland  Electrical Equipment         65  BBC Brown Boveri & Cie (Bearer)                    63,940       73,848       0.7
             Pharmaceuticals           1,100  +Novartis AG (ADR)(a)                              47,575       65,905       0.6
                                          10  Roche Holding AG                                   84,002       84,158       0.8
                                                                                             ----------  -----------    ------
                                                                                                131,577      150,063       1.4
                                              Total Common Stocks in Switzerland                195,517      223,911       2.1

United       Banking                   5,800  National Westminster Bank PLC                      61,230       71,599       0.7
Kingdom      Beverages                 9,500  +Grand Metropolitan PLC                            64,774       70,117       0.6
             Chemicals                 7,100  Imperial Chemical Industries PLC (Ordinary)        91,648       87,531       0.8
             Merchandising             6,400  Boots Company PLC                                  60,430       70,516       0.6
             Mining                    5,800  RTZ Corporation PLC (Registered)                   86,574       88,495       0.8
             Steel                    25,000  British Steel PLC                                  65,679       61,235       0.6
             Telecommunications       21,000  Vodafone Group PLC                                 73,076       99,457       0.9
                                              Total Common Stocks in the United Kingdom         503,411      548,950       5.0

United       Aerospace & Defense         700  AlliedSignal, Inc.                                 51,507       50,575       0.5
States                                 2,200  +Gulfstream Aerospace Corporation                  54,238       47,850       0.4
                                         900  Northrop Grumman Corp.                             60,116       65,363       0.6
                                       1,000  United Technologies Corp.                          44,217       75,250       0.7
                                                                                             ----------  -----------    ------
                                                                                                210,078      239,038       2.2
             Automobile                  700  General Motors Corp.                               37,210       40,513       0.4
             Automobile Parts          2,200  +Lear Corporation                                  73,700       85,800       0.8
             Banking                   2,300  Bank of New York Company, Inc. (The)               49,231       89,125       0.8
                                         500  BankAmerica Corp.                                  51,121       56,875       0.5
                                         800  Citicorp                                           58,440       93,400       0.9
                                                                                             ----------  -----------    ------
                                                                                                158,792      239,400       2.2
             Broadcasting -- Cable       900  Tele-Communications, Inc. (Class A)                12,931       10,688       0.1
             Building Products         2,300  Oakwood Homes Corporation                          52,087       45,425       0.4
             Chemicals                   800  du Pont (E.I.) de Nemours & Co.                    87,347       85,800       0.8
             Computer Services &       2,600  +Cabletron Systems, Inc.                           89,756       78,000       0.7
             Software                  1,500  +cisco Systems, Inc.                               67,442       83,063       0.8
                                       2,550  First Data Corp.                                   90,095       93,394       0.8
                                         650  International Business Machines Corp.              71,432       93,438       0.9
                                       1,712  +Oracle Corp.                                      56,889       67,196       0.6
                                                                                             ----------  -----------    ------
                                                                                                375,614      415,091       3.8
             Computers                 1,000  +COMPAQ Computer Corp.                             74,153       79,250       0.7
             Consumer Products         1,600  Black & Decker Corporation                         53,578       50,600       0.5
             Diversified Companies     1,000  +FMC Corporation                                   71,038       68,750       0.6
             Electronics                 800  General Electric Company                           60,717       82,300       0.8
             Engineering &
             Construction              1,700  Foster Wheeler Corporation                         69,512       66,300       0.6
             Entertainment             1,400  +Imax Corporation                                  45,392       48,650       0.4
             Fertilizers               1,200  IMC Global, Inc.                                   46,490       41,850       0.4
             Financial Services        1,300  American Express Company                           61,941       84,988       0.8
                                       1,700  Countrywide Credit Industries, Inc.                51,678       49,512       0.5
                                       1,600  First USA, Inc.                                    81,734       77,800       0.7
                                       1,100  MGIC Investment Corp.                              82,945       86,487       0.8
                                                                                             ----------  -----------    ------
                                                                                                278,298      298,787       2.8
             Foods                     2,100  H.J. Heinz Company                                 67,379       87,412       0.8
             Hospital Supplies         1,500  Abbott Laboratories                                47,340       84,375       0.8
             Insurance                   800  Aetna Inc.                                         59,537       66,300       0.6
                                       1,400  Allstate Corp.                                     57,305       88,725       0.8
                                       1,600  Travelers Group, Inc.                              84,816       85,800       0.8
                                         900  Unum Corporation                                   57,110       69,187       0.6
                                                                                             ----------  -----------    ------
                                                                                                258,768      310,012       2.8
             Leisure/Tourism           3,500  Brunswick Corporation                              86,625      100,187       0.9
                                         914  TCI Pacific Communications
                                               (Convertible Preferred)                           86,556       81,346       0.8
                                                                                             ----------  -----------    ------
                                                                                                173,181      181,533       1.7
             Machinery                 2,000  +American Standard Companies, Inc.                 65,274       90,000       0.8
             Medical                   1,400  +Centocor, Inc.                                    51,326       53,025       0.5
                                       2,700  +Health Management Associates, Inc. (Class A)      62,115       71,550       0.7
                                       3,200  +Tenet Healthcare Corp.                            83,400       86,800       0.8
                                                                                             ----------  -----------    ------
                                                                                                196,841      211,375       2.0
             Natural Gas               1,800  El Paso Natural Gas Co.                            91,026       96,525       0.9
                                       2,300  Enron Corp.                                        88,840       91,712       0.8
                                                                                             ----------  -----------    ------
                                                                                                179,866      188,237       1.7
             Oil Services              2,500  Dresser Industries, Inc.                           48,945       75,937       0.7
                                         900  Schlumberger Ltd.                                  57,879       90,562       0.8
                                                                                             ----------  -----------    ------
                                                                                                106,824      166,499       1.5
             Paper                     1,000  Kimberly-Clark Corp.                               76,827      106,000       1.0
             Petroleum                 1,500  Pennzoil Company                                   60,966       86,062       0.8
                                       2,300  Unocal Corp.                                       77,289       88,837       0.8
                                                                                             ----------  -----------    ------
                                                                                                138,255      174,899       1.6
             Pharmaceuticals           1,500  American Home Products Corporation                 88,095       96,000       0.9
                                       1,000  Merck & Co., Inc.                                  34,185       92,000       0.8
                                                                                             ----------  -----------    ------
                                                                                                122,280      188,000       1.7
             Railroads                 1,000  Burlington Northern Santa Fe                       81,076       83,250       0.8
             Real Estate Investment
             Trusts                    2,300  Prentiss Properties Trust                          47,045       62,100       0.6
             Retail Stores             2,155  Rite Aid Corporation                               67,608       90,779       0.8
                                       1,800  Sears, Roebuck & Co.                               71,474       97,650       0.9
                                                                                             ----------  -----------    ------
                                                                                                139,082      188,429       1.7
             Scientific Equipment      1,500  Fisher Scientific International, Inc.              47,028       67,875       0.6
             Software -- Computer       1900  +BMC Software, Inc.                                71,078       81,225       0.7
             Telecommunications         3000  +Airtouch Communications, Inc.                     85,657       81,750       0.8
             Tobacco                     650  Philip Morris Companies, Inc.                      64,666       87,831       0.8
             Travel & Lodging          2,300  Carnival Corporation (Class A)                     65,720       81,075       0.7
             Utilities -- Electric     4,700  Edison International                               87,739      101,050       0.9
                                              Total Common Stocks in the United States        3,828,863    4,521,169      41.5
                                              Total Investments in Common Stocks              7,741,210    8,678,232      79.6


                                      Face
                                      Amount          Fixed-Income Securities

Denmark      Foreign
             Government      Dkr     800,000  Danish Government Bonds, 8% due 3/15/2006         146,515      138,897       1.3
             Obligations
                                              Total Fixed-Income Securities in Denmark          146,515      138,897       1.3

France       Foreign
             Government                       French Government O.A.T.:
             Obligations     Frf     574,000  6.75% due 10/25/2003                              111,291      111,617       1.0
                                     300,000  5.50% due 4/25/2004                                56,529       54,320       0.5
                                              Total Fixed-Income Securities in France           167,820      165,937       1.5

Germany      Foreign
             Government                       Bundesrepublik Deutschland:
             Obligations     DM      120,000  7.125% due 12/20/2002                              83,338       78,941       0.7
                                      75,000  6.50% due 10/14/2005                               48,349       47,504       0.4
                                      75,000  Treuhandanstalt, 6.875% due 6/11/2003              49,876       48,792       0.5
                                              Total Fixed-Income Securities in Germany          181,563      175,237       1.6

Italy        Foreign
             Government      Lit 235,000,000  Buoni Poliennali del Tesoro, 8.50% due 1/01/2004  166,488      146,537       1.3
             Obligations
                                              Total Fixed-Income Securities in Italy            166,488      146,537       1.3

Spain        Foreign
             Government      Esp  20,000,000  Spanish Government Bonds, 7.90% due 2/28/2002     162,076      148,500       1.4
             Obligations
                                              Total Fixed-Income Securities in Spain            162,076      148,500       1.4

Sweden       Foreign
             Government                       Government of Sweden:
             Obligations     Skr     600,000  10.25% due 5/05/2000                              101,118       92,046       0.8
                                     900,000  8% due 8/15/2007                                  141,283      130,641       1.2
                                              Total Fixed-Income Securities in Sweden           242,401      222,687       2.0

United       US Government
States       & Agency
             Obligations                      US Treasury Notes:
                             US$     170,000  5.50% due 4/15/2000                               167,503      166,520       1.5
                                     275,000  7% due 7/15/2006                                  288,277      282,304       2.6
                                      30,000  6.75% due 8/15/2026                                29,517       29,480       0.3
                                              Total Fixed-Income Securities in the
                                              United States                                     485,297      478,304       4.4
                                              Total Investments in Fixed-Income Securities    1,552,160    1,476,099      13.5

                                              Short-Term Securities
United       Commercial Paper*       434,000  General Electric Capital Corp., 5.38% due
States                                        3/03/1997                                         433,870      433,870       4.0
                                              Total Investments in Short-Term Securities        433,870      433,870       4.0
             Total Investments                                                               $9,727,240   10,588,201      97.1
                                                                                             ==========
             Unrealized Appreciation on Forward Foreign Exchange Contracts**                                   3,826       0.0

             Other Assets Less Liabilities                                                                   311,758       2.9
                                                                                                         -----------    ------
             Net Assets                                                                                  $10,903,785     100.0%
                                                                                                         ===========    ======

             (a) American Depositary Receipts (ADR).
             (b) Global Depositary Receipts (GDR).
             +   Non-income producing security.
             ++  The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
             *   Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.


             **  Forward foreign exchange contracts as of February 28, 1997 were as follows:

                                                                 Unrealized
                                                 Expiration     Appreciation
                 Foreign Currency Sold              Date       (Depreciation)

                 Chf        350,000              March 1997        $4,591
                 DM       1,465,000              March 1997         3,903
                 Esp     37,000,000              March 1997        (1,490)
                 Fim        645,000              March 1997         1,391
                 Frf      2,200,000              March 1997         1,118
                 [Pound]    365,000              March 1997        (3,040)
                 Skr      2,630,710              March 1997         2,041
                 (yen)   83,000,000              March 1997        (4,564)
                 (yen)   28,000,000              April 1997          (124)

                 Total Unrealized Appreciation --
                 Net on Forward Foreign
                 Exchange Contracts
                 (US$ Commitment -- $3,748,979)                     $3,826
                                                                    ======

             See Notes to Financial Statements.





STATEMENT OF ASSETS AND LIABILITIES

                  As of February 28, 1997

Assets:           Investments, at value (identified cost -- $9,727,240) (Note 1a)                           $10,588,201
                  Unrealized appreciation on forward foreign exchange contracts (Note 1b)                         3,826
                  Cash                                                                                           14,820
                  Receivables:
                  Securities sold                                                                  $479,835
                  Interest                                                                           38,274
                  Capital shares sold                                                                17,530
                  Forward foreign exchange contracts (Note 1b)                                       12,918
                  Dividends                                                                          12,664     561,221
                                                                                                -----------
                  Deferred organization expenses (Note 1f)                                                       66,690
                  Prepaid registration fees and other assets (Note 1f)                                           30,658
                                                                                                            -----------
                  Total assets                                                                               11,265,416
                                                                                                            -----------
Liabilities:      Payables:
                  Securities purchased                                                              221,215
                  Capital shares redeemed                                                            14,016
                  Distributor (Note 2)                                                                6,922
                  Forward foreign exchange contracts (Note 1b)                                        6,172     248,325
                                                                                                -----------
                  Accrued expenses and other liabilities                                                        113,306
                                                                                                            -----------
                  Total liabilities                                                                             361,631
                                                                                                            -----------

Net Assets:       Net assets                                                                                $10,903,785
                                                                                                            ===========

Net Assets        Class A Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized                $13,575
Consist of:       Class B Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized                 72,851
                  Class C Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized                  4,804
                  Class D Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized                  5,058
                  Paid-in capital in excess of par                                                            9,336,758
                  Accumulated investment loss -- net                                                            (87,277)
                  Undistributed realized capital gains on investments and foreign currency
                  transactions -- net (Note 6)                                                                  696,423
                  Unrealized appreciation on investments and foreign currency transactions -- net               861,593
                                                                                                            -----------
                  Net assets                                                                                $10,903,785
                                                                                                            ===========

Net Asset         Class A -- Based on net assets of $1,539,272 and 135,746 shares outstanding                    $11.34
Value:                                                                                                      ===========
                  Class B -- Based on net assets of $8,248,790 and 728,508 shares outstanding                    $11.32
                                                                                                            ===========
                  Class C -- Based on net assets of $541,161 and 48,044 shares outstanding                       $11.26
                                                                                                            ===========
                  Class D -- Based on net assets of $574,562 and 50,575 shares outstanding                       $11.36
                                                                                                            ===========

                  See Notes to Financial Statements.





STATEMENT OF OPERATIONS

                  For the Six Months Ended February 28, 1997

Investment        Dividends (net of $2,562 foreign witholding tax)                                              $74,480
Income            Interest and discount earned (net of $531 foreign witholding tax)                              55,509
(Notes 1d & 1e):                                                                                            -----------
                  Total income                                                                                  129,989
                                                                                                            -----------

Expenses:         Account maintenance and distribution fees -- Class B (Note 2)                     $41,288
                  Investment advisory fees (Note 2)                                                  41,163
                  Registration fees (Note 1f)                                                        38,550
                  Professional fees                                                                  34,486
                  Printing and shareholder reports                                                   25,916
                  Accounting services (Note 2)                                                       23,473
                  Transfer agent fees -- Class B (Note 2)                                            13,680
                  Custodian fees                                                                     11,779
                  Amortization of organization expenses (Note 1f)                                    11,550
                  Directors' fees and expenses                                                        6,605
                  Account maintenance and distribution fees -- Class C (Note 2)                       2,631
                  Transfer agent fees -- Class A (Note 2)                                             2,160
                  Transfer agent fees -- Class D (Note 2)                                             1,131
                  Account maintenance fees -- Class D (Note 2)                                          945
                  Transfer agent fees -- Class C (Note 2)                                               930
                  Pricing fees                                                                          676
                  Other                                                                               8,111
                                                                                                -----------
                  Total expenses before reimbursement                                               265,074
                  Reimbursement of expenses (Note 2)                                                (50,110)
                                                                                                -----------
                  Total expenses after reimbursement                                                            214,964
                                                                                                            -----------
                  Investment loss -- net                                                                        (84,975)
                                                                                                            -----------

Realized &        Realized gain from:
Unrealized        Investments -- net                                                                850,527
Gain on           Foreign currency transactions -- net                                              236,777   1,087,304
Investments &                                                                                   -----------
Foreign Currency  Change in unrealized appreciation on:
Transactions --
Net (Notes        Investments -- net                                                                369,318
1b, 1c, 1e & 3):  Foreign currency transactions -- net                                                  360     369,678
                                                                                                ----------- -----------
                  Net realized and unrealized gain on investments and foreign currency
                  transactions                                                                                1,456,982
                                                                                                            -----------
                  Net Increase in Net Assets Resulting from Operations                                       $1,372,007
                                                                                                            ===========
                  See Notes to Financial Statements.




                                                                                                   For the      For the
                                                                                                  Six Months      Year
                                                                                                     Ended       Ended
                                                                                                   Feb. 28,     Aug. 31,
STATEMENTS OF CHANGES IN NET ASSETS                                                                  1997         1996
                                                                                                ----------- -----------
                  Increase (Decrease) in Net Assets:

Operations:       Investment income (loss) -- net                                                  ($84,975)    $45,807
                  Realized gain on investments and foreign currency transactions -- net           1,087,304       3,841
                  Change in unrealized appreciation on investments and foreign currency
                  transactions -- net                                                               369,678     475,895
                                                                                                ----------- -----------
                  Net increase in net assets resulting from operations                            1,372,007     525,543
                                                                                                ----------- -----------
Dividends to      Investment income -- net:
Shareholders      Class A                                                                           (21,039)    (24,902)
(Note 1g):        Class B                                                                           (59,443)    (67,838)
                  Class C                                                                            (4,516)     (5,670)
                  Class D                                                                            (5,212)    (24,710)
                  In excess of investment income -- net:
                  Class A                                                                                --     (10,554)
                  Class B                                                                                --     (28,754)
                  Class C                                                                                --      (2,403)
                  Class D                                                                                --     (10,474)
                                                                                                ----------- -----------
                  Net decrease in net assets resulting from dividends to shareholders               (90,210)   (175,305)
                                                                                                ----------- -----------

Capital Share     Net decrease in net assets derived from capital share transactions             (1,622,103) (5,049,797)
Transactions
(Note 4):

Net Assets:       Total decrease in net assets                                                     (340,306) (4,699,559)
                  Beginning of period                                                            11,244,091  15,943,650
                                                                                                ----------- -----------
                  End of period*                                                                $10,903,785 $11,244,091
                                                                                                =========== ===========
                  * Undistributed (accumulated) investment income (loss) -- net                    ($87,277)    $87,908
                                                                                                =========== ===========
                  See Notes to Financial Statements.





FINANCIAL HIGHLIGHTS

                                                                                  Class A                    Class B
                                                                         For the           For the   For the         For the
                                                                          Six    For the   Period     Six    For the Period
                 The following per share data and ratios have been       Months  Year      Sept. 2,  Months  Year    Sept. 2,
                 derived from information provided in the financial      Ended   Ended     1994+ to  Ended   Ended   1994+ to
                 statements.                                            Feb. 28, Aug. 31,  Aug. 31  Feb. 28, Aug. 31, Aug. 31,
                                                                        1997++++  1996      1995    1997++++  1996     1995
                 Increase (Decrease) in Net Asset Value:

Per Share        Net asset value, beginning of period                   $10.13    $9.90   $10.00    $10.09    $9.83   $10.00
Operating                                                               ------   ------   ------    ------   ------   ------
Performance:     Investment income (loss) -- net                          (.04)     .12      .16      (.09)     .01      .05
                 Realized and unrealized gain (loss) on investments
                 and foreign currency transactions -- net                 1.41      .34     (.22)     1.40      .35     (.21)
                                                                        ------   ------   ------    ------   ------   ------
                 Total from investment operations                         1.37      .46     (.06)     1.31      .36     (.16)
                                                                        ------   ------   ------    ------   ------   ------
                 Less dividends:
                 Investment income -- net                                 (.16)    (.16)    (.04)     (.08)    (.07)    (.01)
                 In excess of investment income -- net                      --     (.07)      --        --     (.03)      --
                                                                        ------   ------   ------    ------   ------   ------
                 Total dividends                                          (.16)    (.23)    (.04)     (.08)    (.10)    (.01)
                                                                        ------   ------   ------    ------   ------   ------
                 Net asset value, end of period                         $11.34   $10.13    $9.90    $11.32   $10.09    $9.83
                                                                        ======   ======   ======    ======   ======   ======
Total
Investment       Based on net asset value per share                      13.64%++  4.71%    (.59%)++ 13.02%++  3.65%   (1.60%)++
Return:**                                                               ======   ======   ======    ======   ======   ======

Ratios to        Expenses, net of reimbursement                           3.08%*   2.47%    2.47%*    4.11%*   3.50%    3.50%*
Average Net                                                             ======   ======   ======    ======   ======   ======
Assets:          Expenses                                                 3.99%*   3.75%    3.31%*    5.02%*   4.78%    4.37%*
                                                                        ======   ======   ======    ======   ======   ======
                 Investment income (loss) -- net                          (.72%)*  1.16%    1.46%*   (1.74%)*   .13%     .43%*
                                                                        ======   ======   ======    ======   ======   ======
Supplemental     Net assets, end of period (in thousands)               $1,539   $1,352   $1,677    $8,249   $8,141  $11,835
Data:                                                                   ======   ======   ======    ======   ======   ======
                 Portfolio turnover                                      64.59%  120.43%   42.50%    64.59%  120.43%   42.50%
                                                                        ======   ======   ======    ======   ======   ======
                 Average commission rate paid+++                        $.0144   $.0184       --    $.0144   $.0184       --
                                                                        ======   ======   ======    ======   ======   ======



                                                                                Class C                    Class D
                                                                       For the          For the   For the           For the
                                                                        Six     For the  Period    Six     For the   Period
                 The following per share data and ratios have been     Months    Year   Oct. 21,  Months    Year    Oct. 21,
                 derived from information provided in the financial    Ended     Ended  1994+ to  Ended     Ended   1994+ to
                 statements                                            Feb. 28,  Aug. 31, Aug. 31, Feb. 28, Aug. 31,  Aug. 31,
                                                                      1997++++    1996     1995   1997++++   1996      1995
                 Increase (Decrease) in Net Asset Value:

Per Share        Net asset value, beginning of period                   $10.05    $9.82    $9.85    $10.11    $9.88    $9.86
Operating                                                               ------   ------   ------    ------   ------   ------
Performance:     Investment income (loss) -- net                          (.10)    (.04)     .04      (.05)     .08      .10
                 Realized and unrealized gain (loss) on investents
                 and foreign currency transactions -- net                 1.40      .39     (.05)     1.41      .36     (.04)
                                                                        ------   ------   ------    ------   ------   ------
                 Total from investment operations                         1.30      .35     (.01)     1.36      .44      .06
                                                                        ------   ------   ------    ------   ------   ------
                 Less dividends:
                 Investment income -- net                                 (.09)    (.08)    (.02)     (.11)    (.15)    (.04)
                 In excess of investment income -- net                      --     (.04)      --        --     (.06)      --
                                                                        ------   ------   ------    ------   ------   ------
                 Total dividends                                          (.09)    (.12)    (.02)     (.11)    (.21)    (.04)
                                                                        ------   ------   ------    ------   ------   ------
                 Net asset value, end of period                         $11.26   $10.05    $9.82    $11.36   $10.11    $9.88
                                                                        ======   ======   ======    ======   ======   ======
Total
Investment       Based on net asset value per share                      12.98%++  3.61%    (.05%)++ 13.47%++  4.51%     .59%++
Return:**                                                               ======   ======   ======    ======   ======   ======

Ratios to        Expenses, net of reimbursement                           4.14%*   3.52%    3.51%*    3.26%*   2.72%    2.75%*
Average Net                                                             ======   ======   ======    ======   ======   ======
Assets:          Expenses                                                 5.05%*   4.81%    4.58%*    4.22%*   4.00%    4.32%*
                                                                        ======   ======   ======    ======   ======   ======
                 Investment income (loss) -- net                         (1.77%)*   .09%     .51%*    (.90%)*   .93%    1.43%*
                                                                        ======   ======   ======    ======   ======   ======
Supplemental     Net assets, end of period (in thousands)                 $541     $438     $735      $575   $1,313   $1,697
Data:                                                                   ======   ======   ======    ======   ======   ======
                 Portfolio turnover                                      64.59%  120.43%   42.50%    64.59%  120.43%   42.50%
                                                                        ======   ======   ======    ======   ======   ======
                 Average commission rate paid+++                        $.0144   $.0184       --    $.0144   $.0184       --
                                                                        ======   ======   ======    ======   ======   ======
                 *    Annualized.
                 **   Total investment returns exclude the effect of sales loads.
                 +    Commencement of Operations.
                 ++   Aggregate total investment return.
                 +++  For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                      Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                 ++++ Based on average shares outstanding during the period.

                 See Notes to Financial Statements.





Merrill Lynch Asset Growth Fund, Inc., February 28, 1997

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Asset Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

(bullet) Financial futures contracts -- The Fund may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(bullet) Foreign currency options and futures -- The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(bullet) Forward foreign exchange contracts -- The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

(bullet) Options -- The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses and prepaid registration fees -- Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Dividends in excess of net investment income are due primarily to differing tax treatments for foreign currency transactions.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund's net assets. For the six months ended February 28, 1997, MLAM earned fees of $41,163, all of which was voluntarily waived. MLAM also reimbursed the Fund for additional expenses of $8,947.

Pursuant to the distribution plans (the "Distribution Plans") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                 Account               Distribution
             Maintenance Fee               Fee

Class B          0.25%                    0.75%
Class C          0.25%                    0.75%
Class D          0.25%                      --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D Shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 28, 1997, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                  MLFD                     MLPF&S

Class A            $4                        $ 45
Class D            $9                        $170

For the six months ended February 28, 1997, MLPF&S received contingent deferred sales charges of $15,611 and $27 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $1,667 in commissions on the execution of portfolio security transactions for the Fund for the six months ended February 28, 1997.

During the six months ended February 28, 1997, the Fund paid
Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $71 for security price quotations to compute the net asset value of the Fund.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, MLFDS, MLFD, PSI, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 1997 were $6,945,566 and $9,097,742, respectively.

Net realized and unrealized gains (losses) as of February 28, 1997 were as follows:

                                     Realized       Unrealized
                                      Gains           Gains
                                     (Losses)       (Losses)

Long-term investments              $ 850,527     $  860,961
Forward foreign exchange contracts   241,341          3,826
Foreign currency transactions         (4,564)        (3,194)
                                  ----------     ----------
Total                             $1,087,304     $  861,593
                                  ==========     ==========

As of February 28, 1997, net unrealized appreciation for Federal income tax purposes aggregated $860,961, of which $1,288,064 related to appreciated securities and $427,103 related to depreciated securities. At February 28, 1997, the aggregate cost of investments for Federal income tax purposes was $9,727,240.

4. Capital Share Transactions:
Net decrease in net assets derived from capital share transac-tions were $1,622,103 and $5,049,797 for the six months ended
February 28, 1997 and for the year ended August 31, 1996, respectively.

Transactions in capital shares for each class were as follows:

Class A Shares for the Six Months                         Dollar
Ended February 28, 1997                     Shares        Amount

Shares sold                                 21,220     $ 234,509
Shares issued to shareholders
in reinvestment of dividends                 1,699        18,333
                                          --------     ---------
Total issued                                22,919       252,842
Shares redeemed                            (20,600)     (224,959)
                                          --------     ---------
Net increase                                 2,319     $  27,883
                                          ========     =========

Class A Shares for the Year                               Dollar
Ended August 31, 1996                       Shares        Amount

Shares sold                                 36,673     $ 368,782
Shares issued to shareholders
in reinvestment of dividends                 2,989        28,966
                                          --------     ---------
Total issued                                39,662       397,748
Shares redeemed                            (75,614)     (757,231)
                                          --------     ---------
Net decrease                               (35,952)   $ (359,483)
                                          ========     =========

Class B Shares for the Six Months                         Dollar
Ended February 28, 1997                     Shares        Amount

Shares sold                                 65,641     $ 722,356
Shares issued to shareholders
in reinvestment of dividends                 4,415        47,640
                                          --------     ---------
Total issued                                70,056       769,996
Automatic conversion of shares                (743)       (8,615)
Shares redeemed                           (147,638)   (1,612,003)
                                          --------     ---------
Net decrease                               (78,325)   $ (850,622)
                                          ========     =========

Class B Shares for the Year                               Dollar
Ended August 31, 1996                       Shares        Amount

Shares sold                                107,795   $ 1,080,559
Shares issued to shareholders
in reinvestment of dividends                 7,835        76,236
                                          --------     ---------
Total issued                               115,630     1,156,795
Automatic conversion of shares              (2,219)      (22,220)
Shares redeemed                           (510,410)   (5,087,031)
                                          --------     ---------
Net decrease                              (396,999)  $(3,952,456)
                                          ========     =========

Class C Shares for the Six Months                         Dollar
Ended February 28, 1997                     Shares        Amount

Shares sold                                 28,685     $ 233,313
Shares issued to shareholders
in reinvestment of dividends                   391         4,201
                                          --------     ---------
Total issued                                29,076       237,514
Shares redeemed                            (24,625)     (193,520)
                                          --------     ---------
Net increase                                 4,451     $  43,994
                                          ========     =========

Class C Shares for the Year                               Dollar
Ended August 31, 1996                       Shares        Amount

Shares sold                                  8,016     $  79,485
Shares issued to shareholders
in reinvestment of dividends                   642         6,222
                                          --------     ---------
Total issued                                 8,658        85,707
Shares redeemed                            (39,859)     (397,832)
                                          --------     ---------
Net decrease                               (31,201)   $ (312,125)
                                          ========     =========

Class D Shares for the Six Months                         Dollar
Ended February 28, 1997                     Shares        Amount

Shares sold                                 18,578      $148,259
Automatic conversion of shares                 741         8,615
Shares issued to shareholders
in reinvestment of dividends                   437         4,728
                                          --------     ---------
Total issued                                19,756       161,602
Shares redeemed                            (99,080)   (1,004,960)
                                          --------     ---------
Net decrease                               (79,324)    $(843,358)
                                          ========     =========

Class D Shares for the Year                               Dollar
Ended August 31, 1996                       Shares        Amount

Shares sold                                 44,926    $  449,969
Automatic conversion of shares               2,211        22,220
Shares issued to shareholders
in reinvestment of dividends                 3,537        34,271
                                          --------     ---------
Total issued                                50,674       506,460
Shares redeemed                            (92,454)     (932,193)
                                          --------     ---------
Net decrease                               (41,780)   $ (425,733)
                                          ========     =========

5. Commitments:
At February 28, 1997, the Fund had foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, un-der which it had agreed to purchase and sell various foreign currencies with approximate values of $114,000 and $130,000, respectively.

6. Capital Loss Carryforward:
At August 31, 1996, the Fund had a net capital loss carryforward of approximatley $6,000, all of which expires in 2004. This amount will be available to offset like amounts of any future taxable gains.



EQUITY PORTFOLIO CHANGES

For the Quarter Ended February 28, 1997


Additions

American Home Products Corporation
BankAmerica Corp.
Black & Decker Corporation
Cabletron Systems, Inc.
Centocor, Inc.
Countrywide Credit Industries, Inc.
*Covance Inc.
De Beers Consolidated Mines Ltd. (ADR)
du Pont (E.I.) de Nemours & Co.
El Paso Natural Gas Co.
First USA, Inc.
IMC Global, Inc.
Imax Corporation
Imperial Chemical Industries PLC
  (Ordinary)
*Linear Technology Corp.
MGIC Investment Corp.
Mondadori (Arnoldo) Editore S.p.A.
Novartis AG (ADR)
*Quest Diagnostic Inc.
RTZ Corporation PLC (Registered)
Rite Aid Corporation
Roche Holding AG
Sony Corporation (ADR)
Tele-Communications, Inc. (Class A)
Telefonos de Mexico, S.A. de C.V. (ADR)
Tenet Healthcare Corp.
Travelers Group, Inc.


Deletions

AK Steel Holding Corp.
Bell Atlantic Corp.
Carso Global Telecom (ADR)
Corning, Inc.
*Covance Inc.
Deere & Company
General Electric Co. PLC (Ordinary)
Glaxo Wellcome PLC
Grupo Financiero Inbursa,
S.A. de C.V. (ADR)
Kimberly-Clark de Mexico, S.A. de C.V.
*Linear Technology Corp.
Michelin (C.G.D.E.) (Class B)
Nokia Corp. (ADR)
Northern Telecommunications Ltd.
PPG Industries, Inc.
Petroleo Brasileiro S.A. (Petrobras)
(Preferred)
*Quest Diagnostic Inc.
Sandoz AG (ADR)
Societa Finanziara Telefonica S.p.A. (STET)
Spieker Properties, Inc.
Thrifty Payless Holdings, Inc. (Class B)
Toys 'R' Us, Inc.
Viacom, Inc. (Class B)

* Added and deleted in the same quarter.